UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	24,190,949
TOTAL NET ASSETS - 100.0%	$24,190,949

Percentages are stated as a percent of net assets.
(a) $5,500,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	41,254	$48,366,366	0.245%	5/3/2016	$95,390

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	10,647,352
TOTAL NET ASSETS - 100.0%	$10,647,352

Percentages are stated as a percent of net assets.
(a) $4,020,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	18,156	$19,519,518	(0.845%)	4/18/2016	$(1,829,229)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	287,097,813
TOTAL NET ASSETS - 100.0%	$287,097,813

Percentages are stated as a percent of net assets.
(a) $84,600,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	5,408,447	$570,086,323	(0.505%)	11/17/2015	$4,314,206

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	9,117,956
TOTAL NET ASSETS - 100.0%	$9,117,956

Percentages are stated as a percent of net assets.
(a) $2,970,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	171,754	$18,041,302	(0.595%)	8/18/2015	$(237,229)

Direxion Dynamic HY Bond Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 70.4%
18,933	iShares iBoxx $ High Yield Corporate Bond ETF	$1,725,364
43,560	SPDR Barclays High Yield Bond ETF	1,724,105
	TOTAL INVESTMENT COMPANIES (Cost $3,460,323)	$3,449,469

	TOTAL INVESTMENTS (Cost $3,460,323) - 70.4%	$3,449,469
	Other Assets in Excess of Liabilities - 29.6% (a)	1,450,955
	TOTAL NET ASSETS - 100.0%	$4,900,424

Percentages are stated as a percent of net assets.
(a) $584,715 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	13,513	$1,245,991	0.045%	3/10/2015	$(11,819)
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	31,122	1,248,465	0.045%	3/10/2015	(13,742)
			$2,494,456			$(25,561)

Direxion Monthly Natural Resources Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	6,150,702
TOTAL NET ASSETS - 100.0%	$6,150,702

Percentages are stated as a percent of net assets.
(a) $4,050,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	10,541	$3,177,224	(0.531%)	8/19/2015	$(683,962)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	13,253	3,947,922	(0.533%)	9/16/2015	(826,788)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	13,623	3,962,482	(0.533%)	10/21/2015	(763,116)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	2,738	674,064	(0.531%)	11/18/2015	(31,677)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	11,507	2,881,441	(0.533%)	12/16/2015	(182,795)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	1,124	287,017	(0.534%) - (0.536%)	1/20/2016	(24,018)
			$14,930,150			$(2,512,356)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	19,954,114
TOTAL NET ASSETS - 100.0%	$19,954,114

Percentages are stated as a percent of net assets.
(a) $2,700,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	223,489	$9,252,962	(1.005%)	12/16/2015	$17,034
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	738,498	30,685,057	(1.004%) - (1.006%)	1/20/2016	(37,554)
			$39,938,019			$(20,520)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	7,344,963
TOTAL NET ASSETS - 100.0%	$7,344,963

Percentages are stated as a percent of net assets.
(a) $1,950,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	361,862	$14,430,862	0.345%	4/29/2016	$262,918

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	61,515,393
TOTAL NET ASSETS - 100.0%	$61,515,393

Percentages are stated as a percent of net assets.
(a) $11,400,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	59,486	$121,036,406	(0.205%)	5/5/2016	$2,124,061

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	12,152,472
TOTAL NET ASSETS - 100.0%	$12,152,472

Percentages are stated as a percent of net assets.
(a) $3,480,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
November 30, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	11,758	$23,477,665	(0.045%)	4/18/2016	$(890,780)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	332,479,425
TOTAL NET ASSETS - 100.0%	$332,479,425

Percentages are stated as a percent of net assets.
(a) $62,090,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	153,292	$664,947,738	(0.305%)	6/1/2016	$16,889,036

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	10,851,786
TOTAL NET ASSETS - 100.0%	$10,851,786

Percentages are stated as a percent of net assets.
(a) $6,134,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
November 30, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	288,330	$12,303,522	(1.105%)	3/16/2016	$(2,060,988)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	178,963	6,852,204	(1.105%)	4/20/2016	(486,995)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	125,760	4,325,214	(1.105%)	5/18/2016	154,620
Bank of America Merrill Lynch	iShares Latin America 40 ETF	15,614	577,980	(1.104%) - (1.106%)	6/15/2016	(21,542)
			$24,058,920			$(2,414,905)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2014 :

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$95,390	$-	$95,390

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,829,229)	$-	$(1,829,229)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$4,314,206	$-	$4,314,206

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(237,229)	$-	$(237,229)

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$3,449,469	$-	$-	$3,449,469
Other Financial Instruments*	$-	$(25,561)	$-	$(25,561)

Direxion Monthly Natural Resources Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(2,512,356)	$-	$(2,512,356)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(20,520)	$-	$(20,520)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$262,918	$-	$262,918

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$2,124,061	$-	$2,124,061

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(890,780)	$-	$(890,780)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$16,889,036	$-	$16,889,036

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(2,414,905)	$-	$(2,414,905)

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The unaudited cost basis of investments for federal income tax purposes at November 30, 2014 (Unaudited) was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Natural Resources Bull 2X Fund
Cost of investments	$0	$3,817,152	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(367,683)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(367,683)	$0

	Direxion Monthly Emerging MarketsBull 2X Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer

Date    January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer

Date    January 23, 2015

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date    January 22, 2015